Stock Options and Warrants - 2013 S-1 July Registered Offering - Series A Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock			$ 0.21
Warrant exercise price			$ 0.15
Stock price volatility			84.30%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock			$ 0.15
U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.55%
Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate			0.00%
Series-A and Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 0.0576	$ 0.069
Warrant exercise price	$ 0.0448	$ 0.0576
Stock price volatility	80.00%	83.00%
Options and warrant expected term	5 years 15 days	5 years 3 months 15 days	4 years 6 months 22 days
Dividend rate	0.00%	0.00%
Series-A and Placement Agent Warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.37%	1.63%
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate			0.00%